DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE	DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE
Our derivative instruments are not designated as hedging instruments and are summarized as follows:

(in thousands of $)	2023	2022
Interest rate swaps	27,930	32,858
Foreign currency swaps	—	—
Bunker derivatives	140	265
Forward freight agreements	—	—
Asset Derivatives - Fair Value	28,070	33,123

(in thousands of $)	2023	2022
Interest rate swaps	—	—
Foreign currency swaps	2	10
Bunker derivatives	170	1,303
Forward freight agreements	—	—
Liability Derivatives - Fair Value	172	1,313

During 2023, 2022 and 2021, the following were recognized and presented under "Gain (loss) on derivatives" in the consolidated statement of comprehensive income:

(in thousands of $)		2023	2022	2021
Interest rate swaps	Interest income (expense)	15,710	(466)	(8,349)
	Unrealized fair value gain (loss)	(4,929)	40,614	19,802
Foreign currency swaps	Realized gain (loss)	124	(194)	60
	Unrealized fair value gain (loss)	—	113	(257)
Forward freight agreements	Realized gain (loss)	(1,137)	(579)	18,969
	Options	—	—	—
Bunker derivatives	Realized gain (loss)	710	1,518	410
	Unrealized fair value gain (loss)	893	(1,038)	(170)
		11,371	39,968	30,465